THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 80.3%	Shares	Value
ARGENTINA — 0.5%
CONSUMER STAPLES — 0.5%
Cresud SACIF y A ADR	1,191,168	$13,269,612

AUSTRALIA — 1.7%
ENERGY — 1.4%
Paladin Energy, Ltd. (AUD) *	6,799,926	26,630,874
Paladin Energy, Ltd. (CAD) *	2,862,103	11,154,270
		37,785,144

MATERIALS — 0.3%
Deterra Royalties	2,749,466	7,280,491
Total Australia		45,065,635

BRAZIL — 2.3%
CONSUMER STAPLES — 0.3%
BrasilAgro - Brasileira de Propriedades Agricolas (A)	1,955,900	7,185,017

MATERIALS — 0.8%
Vale SA	2,372,623	22,579,864
UTILITIES — 1.2%
Centrais Eletricas Brasileiras SA	4,968,511	33,407,049
Total Brazil		63,171,930

CANADA — 10.8%
ENERGY — 1.0%
MEG Energy Corp., Cl Common Subs. Receipt	1,307,487	25,770,403

MATERIALS — 9.8%
Aris Mining Corp. *	3,461,289	24,106,119
Barrick Gold	1,725,134	36,434,830
Bear Creek Mining Corp. * (A)	12,752,179	1,656,605
Equinox Gold Corp. *	4,812,295	29,312,767
Gabriel Resources, Ltd. * † (A)	347,197	40,092
Gabriel Resources, Ltd. * (A)	5,983,906	690,982
Gabriel Resources, Ltd. * † (A)	496,058	57,282
International Tower Hill Mines, Ltd. * (A)	6,548,183	7,464,929
Ivanhoe Mines, Ltd., Cl A *	3,394,504	26,482,815

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
CANADA — continued
MATERIALS — continued
Lundin Mining Corp., Cl Common Subs. Receipt	835,953	$8,536,904
Northern Dynasty Minerals, Ltd. (CAD) * (A)	2,795,815	2,179,186
Northern Dynasty Minerals, Ltd. (USD) * (A)	5,684,516	4,485,652
Novagold Resources, Inc. * (A)	6,870,354	35,657,137
Nutrien, Ltd.	190,194	11,282,308
Sandstorm Gold, Ltd.	646,990	6,055,826
Seabridge Gold, Inc. (CAD) * (A)	1,422,848	21,769,903
Seabridge Gold, Inc. (USD) * (A)	2,761,100	42,300,052
Western Copper & Gold Corp. * (A)	5,570,563	6,794,350
		265,307,739
Total Canada		291,078,142

CHILE — 1.8%
COMMUNICATION SERVICES — 0.9%
Empresa Nacional de Telecomunicaciones SA (A)	7,488,470	24,605,600
MATERIALS — 0.9%
Sociedad Quimica y Minera de Chile SA ADR *	685,174	25,180,144
Total Chile		49,785,744

CHINA — 4.4%
COMMUNICATION SERVICES — 1.6%
Baidu, Inc., Cl A *	4,027,050	44,061,313
FINANCIALS — 0.3%
China Reinsurance Group Corp., Cl H	8,148,000	1,414,356
Hi Sun Technology China, Ltd. * (A)	78,741,000	5,316,271
		6,730,627
INDUSTRIALS — 1.0%
China Communications Services Corp., Ltd., Cl H	30,040,000	17,496,475
Guangshen Railway Co., Ltd., Cl H (A)	44,260,679	11,036,037
		28,532,512
INFORMATION TECHNOLOGY — 0.2%
PAX Global Technology, Ltd.	7,230,000	6,272,140

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
CHINA — continued
UTILITIES — 1.3%
CGN Power Co., Ltd., Cl H (B)	73,577,000	$27,640,845
China Gas Holdings, Ltd.	6,248,400	6,563,313
		34,204,158
Total China		119,800,750

FRANCE — 2.6%
CONSUMER STAPLES — 1.4%
Carrefour SA	2,579,159	36,962,006
FINANCIALS — 0.3%
Amundi (B)	122,554	9,056,810
HEALTH CARE — 0.4%
Euroapi SA * (A)	3,158,652	10,362,871
MATERIALS — 0.5%
Eramet SA	252,823	13,980,615
Total France		70,362,302

GERMANY — 1.8%
MATERIALS — 1.8%
BASF	125,683	6,159,654
K+S AG	2,777,210	42,013,032
Total Germany		48,172,686

HONG KONG — 2.9%
CONSUMER DISCRETIONARY — 0.5%
SJM Holdings, Ltd. *	32,676,000	12,925,069
CONSUMER STAPLES — 0.3%
First Pacific Co., Ltd.	9,266,000	7,290,726
FINANCIALS — 0.1%
Bank of East Asia, Ltd.	2,110,400	3,262,019
INDUSTRIALS — 2.0%
CK Hutchison Holdings, Ltd.	8,293,500	53,982,424

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
HONG KONG — continued
MATERIALS — 0.0%
Luks Group Vietnam Holdings Co., Ltd. (A)	9,255,000	$1,117,288
Total Hong Kong		78,577,526

INDONESIA — 0.6%
COMMUNICATION SERVICES — 0.1%
Media Nusantara Citra Tbk PT *	281,091,000	4,299,279
ENERGY — 0.3%
United Tractors TbK PT	4,327,200	6,340,728
MATERIALS — 0.2%
Indah Kiat Pulp & Paper	11,294,200	4,652,433
Total Indonesia		15,292,440

JAPAN — 4.1%
CONSUMER STAPLES — 0.3%
Kato Sangyo Co., Ltd.	240,500	9,128,725
ENERGY — 0.9%
Inpex Corp.	798,700	11,372,497
Japan Petroleum Exploration Co., Ltd.	1,683,700	12,228,163
		23,600,660
HEALTH CARE — 1.0%
Kyorin Pharmaceutical Co., Ltd. (A)	2,080,100	20,902,419
Suzuken Co., Ltd.	152,300	5,756,514
		26,658,933
INDUSTRIALS — 1.5%
Fukuda Corp.	153,800	5,424,272
Kamigumi Co., Ltd.	441,050	12,395,038
West Japan Railway Co.	943,900	20,665,974
		38,485,284
UTILITIES — 0.4%
Electric Power Development Co., Ltd.	678,200	11,736,676
Total Japan		109,610,278

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
KAZAKHSTAN — 2.7%
ENERGY — 2.3%
NAC Kazatomprom JSC GDR	360,834	$14,849,770
NAC Kazatomprom JSC GDR (B)	1,110,803	45,714,010
		60,563,780
FINANCIALS — 0.4%
Halyk Savings Bank of Kazakhstan JSC GDR	456,543	11,338,485
Total Kazakhstan		71,902,265

LEBANON — 0.1%
REAL ESTATE — 0.1%
Solidere ADR *(C)	174,732	2,208,176

MALAYSIA — 0.8%
CONSUMER DISCRETIONARY — 0.4%
Oriental Holdings BHD	6,146,000	9,765,661
CONSUMER STAPLES — 0.4%
Genting Plantations BHD	8,579,100	9,857,668
FINANCIALS — 0.0%
Hong Leong Financial Group	184,600	697,537
Total Malaysia		20,320,866

MEXICO — 0.5%
CONSUMER DISCRETIONARY — 0.2%
Nemak SAB de CV (B)	30,437,230	5,453,371
ENERGY — 0.1%
Borr Drilling	1,339,502	2,719,189
MATERIALS — 0.2%
Orbia Advance	9,773,822	6,647,131
Total Mexico		14,819,691

PHILIPPINES — 0.3%
CONSUMER STAPLES — 0.3%
Puregold Price Club, Inc.	10,703,000	7,339,305

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
RUSSIA — 3.3%
CONSUMER STAPLES — 0.3%
Lenta International PJSC GDR *(C)	6,287,850	$7,307,111
ENERGY — 0.4%
Gazprom PJSC *(C)	25,899,221	11,898,102
FINANCIALS — 0.9%
Moscow Exchange MICEX-RTS PJSC (C)	14,084,614	9,081,190
Sberbank of Russia PJSC (C)	12,648,865	14,269,978
VTB Bank PJSC *(C)	9,484,622	2,729,957
		26,081,125
MATERIALS — 0.8%
Polyus PJSC GDR *(C)	613,103	22,648,822
REAL ESTATE — 0.3%
Etalon Group PLC GDR * (A)(C)	12,219,734	2,657,792
LSR Group PJSC, Cl A *(C)	1,673,664	4,770,871
		7,428,663
UTILITIES — 0.6%
Federal Grid - Rosseti PJSC *(C)	17,511,927,373	4,275,415
RusHydro PJSC *(C)	6,529,118,388	10,446,589
		14,722,004
Total Russia		90,085,827

SINGAPORE — 2.9%
CONSUMER STAPLES — 2.7%
First Resources, Ltd.	15,115,900	17,635,892
Golden Agri-Resources, Ltd. (A)	278,829,900	54,582,285
		72,218,177
REAL ESTATE — 0.2%
Yoma Strategic Holdings, Ltd. * (A)	66,818,200	4,860,890
Total Singapore		77,079,067

SOUTH AFRICA — 6.7%
MATERIALS — 6.7%
Anglo American Platinum, Ltd.	2,027,709	91,064,238

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
SOUTH AFRICA — continued
MATERIALS — continued
Impala Platinum Holdings, Ltd. *	8,077,544	$76,344,269
Sibanye Stillwater, Ltd. *	5,500,091	11,568,252
Total South Africa		178,976,759

SOUTH KOREA — 15.2%
COMMUNICATION SERVICES — 5.7%
KT Corp.	714,316	28,343,993
KT Corp. ADR	1,088,214	21,971,041
LG Uplus Corp. (A)	9,612,345	101,185,315
		151,500,349
CONSUMER DISCRETIONARY — 2.0%
Hankook & Co., Ltd.	1,035,925	17,966,659
Hankook Tire & Technology, Ltd.	191,371	6,104,202
Hyundai Department Store Co., Ltd. (A)	484,096	24,568,066
PHA Co., Ltd. (A)	478,665	3,843,697
		52,482,624
FINANCIALS — 0.5%
Korean Reinsurance Co.	1,540,534	11,825,168
HEALTH CARE — 0.4%
Chong Kun Dang Pharmaceutical Corp.	192,010	11,666,828
INDUSTRIALS — 4.3%
DL E&C Co., Ltd. (A)	980,743	33,116,778
GS Holdings Corp.	396,124	14,016,273
Korean Air Lines Co., Ltd.	369,494	6,255,673
LG Corp.	756,489	42,949,478
LX Holdings Corp.	1,072,939	6,427,915
LX INTERNATIONAL CORP.	150,778	3,475,120
Pan Ocean Co., Ltd.	4,235,316	12,799,343
		119,040,580
MATERIALS — 0.5%
Lotte Chemical Corp.	313,995	14,949,888

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
SOUTH KOREA — continued
UTILITIES — 1.8%
Korea Electric Power Corp.	1,716,720	$47,418,988
Total South Korea		408,884,425

SRI LANKA — 0.2%
INDUSTRIALS — 0.2%
Hemas Holdings PLC	65,748,685	6,698,007

THAILAND — 0.6%
FINANCIALS — 0.4%
Kasikornbank PCL	2,200,500	10,881,116
MATERIALS — 0.2%
Siam Cement PCL	1,032,200	6,339,004
Total Thailand		17,220,120

UKRAINE — 1.0%
CONSUMER STAPLES — 1.0%
Astarta Holding PLC (A)	659,000	8,395,790
MHP SE (LSE Shares) GDR * (A)	3,328,568	17,276,726
MHP SE (USD Shares) GDR * (A)(B)	44,627	231,634
Total Ukraine		25,904,150

UNITED KINGDOM — 4.1%
COMMUNICATION SERVICES — 1.0%
Vodafone Group PLC	24,638,751	26,713,391
ENERGY — 1.0%
Yellow Cake PLC * (A)(B)	4,134,574	26,659,976
FINANCIALS — 1.6%
Close Brothers Group PLC *	1,711,036	9,093,442
Man Group PLC	2,923,390	6,348,876
Schroders PLC	5,031,442	25,862,476
		41,304,794

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
UNITED KINGDOM — continued
MATERIALS — 0.5%
Glencore PLC	3,603,367	$14,461,541
Total United Kingdom		109,139,702

UNITED STATES — 8.4%
ENERGY — 3.9%
Expand Energy Corp.	271,271	28,423,775
Range Resources Corp.	1,548,897	56,875,498
Schlumberger	566,082	19,133,572
		104,432,845
FINANCIALS — 1.0%
Franklin Resources, Inc.	1,155,379	27,729,096
HEALTH CARE — 0.8%
Centene *	779,656	20,325,632
INDUSTRIALS — 0.2%
Air Lease Corp., Cl A	107,200	5,938,880
MATERIALS — 2.5%
Ivanhoe Electric, Inc. *	484,607	4,632,843
Newmont Corp.	29,675	1,842,817
Newmont Corp. CDI	875,555	54,005,059
Royal Gold, Inc.	40,663	6,157,191
		66,637,910
Total United States		225,064,363
TOTAL COMMON STOCK
(Cost $1,974,566,663)		2,159,829,768
PREFERRED STOCK — 1.5%
BRAZIL — 0.8%
ENERGY — 0.8%
Petroleo Brasileiro SA (D)	3,465,000	20,141,931

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2025
(Unaudited)

PREFERRED STOCK — continued	Shares	Value
GERMANY — 0.7%
HEALTH CARE — 0.7%
Draegerwerk & KGaA , 0.900%(A)	246,742	$19,687,063

TOTAL PREFERRED STOCK
(Cost $29,250,334)		39,828,994

UNIT TRUST FUND — 1.2%
CANADA — 1.2%
UNIT TRUST FUND — 1.2%
Sprott Physical Uranium Trust *	2,052,201	33,043,161

TOTAL UNIT TRUST FUND
(Cost $18,062,246)		33,043,161

CONVERTIBLE BOND — 1.1%	Face Amount
CANADA — 0.6%
MATERIALS — 0.6%
Northern Dynasty Minerals, Ltd.
2.000%, 11/12/32(C)	$7,108,000	16,719,082

INDIA — 0.0%
CONSUMER STAPLES — –%
REI Agro, Ltd.
5.500%, 13/11/14(B)(C)(E)	723,000	—

MEXICO — 0.5%
ENERGY — 0.5%
Borr Drilling
5.000%, 08/02/28(B)	15,200,000	11,493,046
TOTAL CONVERTIBLE BOND
(Cost $19,288,698)		28,212,128

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2025
(Unaudited)

WARRANT — 0.7%	Number of Warrants	Value
CANADA — 0.7%
MATERIALS — 0.7%
Bear Creek Mining Corp., Expires 10/05/28*	9,126,364	$625,725
Ivanhoe Electric, Inc., Expires 02/14/26*(C)	215,776	668,905
Novagold Resources, Inc., Expires 04/22/30*(C)	2,717,012	9,020,480
Novagold Resources, Inc., Expires 09/10/30*(C)	1,687,905	8,760,227
		19,075,337
TOTAL WARRANTS
(Cost $6,866,347)		19,075,337

RIGHTS — 0.0%	Number of Rights
CANADA — 0.0%
MATERIALS — 0.0%
Pan American Silver Corp., Expires 02/22/29# *(C)	2,385,283	548,854
TOTAL RIGHTS
(Cost $–)		548,854

SHORT TERM INVESTMENT — 2.0%	Shares
Dreyfus Treasury Securities Cash Management -
Participant Shares, 3.730%(F)	55,032,450	55,032,450

TOTAL SHORT TERM INVESTMENT
(Cost $55,032,450)		55,032,450

PURCHASED OPTION — 0.9%	Value
UNITED STATES — 0.9% *
TOTAL PURCHASED OPTIONS
(Cost $26,224,020)	22,440,410
TOTAL INVESTMENTS— 87.7%
(Cost $2,129,290,758)	2,358,011,102
Other Assets and Liabilities, Net — 12.3%	331,458,079
NET ASSETS — 100.0%	$2,689,469,181

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2025
(Unaudited)

A list of the exchange traded option contracts held by the Fund at July 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.8%
Put Options
August 25 Puts on SPXW*	1,019	$645,983,841	$6,290.00	08/29/25	$7,510,030
September 25 Puts on SPXW*	1,093	692,895,327	6,370.00	09/30/25	14,930,380

TOTAL PURCHASED OPTIONS
(Cost $26,224,020)		$1,338,879,168			$22,440,410

#	Expiration date unavailable.
†	Restricted Equity.
*	Non-income producing security.
(A)	Affiliated investment.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2025 was $126,249,692 and represents 4.7% of Net Assets.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	Rate unavailable.

(E)	Security in default on interest payments.

(F)	The rate reported is the 7-day effective yield as of July 31, 2025.

ADR — American Depositary Receipt

CAD — Canadian Dollar

CDI — Chess Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

LSE — London Stock Exchange

Ltd. — Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

SPXW — Standard & Poor's 500 Index Options Weekly

USD — United States Dollar

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2025
(Unaudited)

As of July 31, 2025, the Global All-Cap Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings or acquired through restructuring and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at July 31, 2025, were as follows:

Description	Number of Shares	Acquisition Date/Right to Acquire Date	Cost	Market Value
Common Stock
Gabriel Resources, Ltd.	347,197	6/1/2021	$704,137	$40,092
Gabriel Resources, Ltd.	496,058	6/17/2022	834,788	57,282
			$1,538,925	$97,374

The following issuers are affiliated with the Fund; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2024 through July 31, 2025. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2024	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 7/31/2025	Dividend/ Interest Income
Astarta Holding PLC
$4,975,134	$—	$—	$—	$3,420,656	$8,395,790	$387,908
Bear Creek Mining Corp.
4,854,135	—	—	—	(3,197,530)	1,656,605	—
BrasilAgro - Brasileira de Propriedades Agricolas
2,488,008	5,099,199	—	—	(402,190)	7,185,017	15,299
DL E&C Co., Ltd.
21,875,340	3,321,269	(4,309,958)	170,369	12,059,758	33,116,778	375,018
Draegerwerk & KGaA
12,704,883	1,327,131	(2,720,135)	(20,588)	8,395,772	19,687,063	555,608
Empresa Nacional de Telecomunicaciones SA
—	22,658,908	—	—	1,946,692	24,605,600	1,073,896
Etalon Group PLC GDR
2,237,433	—	—	—	420,359	2,657,792	—
Euroapi SA
13,161,378	—	(785,784)	(406,795)	(1,605,928)	10,362,871	—
Gabriel Resources, Ltd.
537,213	—	—	—	153,769	690,982	—
Gabriel Resources, Ltd.
75,704	—	—	—	21,670	97,374	—
Golden Agri-Resources, Ltd.
58,331,485	2,572,873	—	—	(6,322,073)	54,582,285	1,641,366
Guangshen Railway Co., Ltd., Cl H
7,812,365	4,418,383	—	—	(1,194,711)	11,036,037	431,558

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2025
(Unaudited)

Value as of 10/31/2024	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 7/31/2025	Dividend/ Interest Income
Hi Sun Technology China, Ltd.
$4,536,374	$—	$(362,888)	$(396,744)	$1,539,529	$5,316,271	$—
Hyundai Department Store Co., Ltd.
18,062,628	7,084,378	(12,869,709)	2,409,625	9,881,144	24,568,066	683,775
International Tower Hill Mines, Ltd.
4,020,584	—	—	—	3,444,345	7,464,929	—
Kyorin Pharmaceutical Co., Ltd.
18,249,709	3,119,302	(929,885)	(549,656)	1,012,949	20,902,419	516,050
LG Uplus Corp.
57,914,588	24,254,130	(11,576,894)	(267,338)	30,860,829	101,185,315	2,797,655
Luks Group Vietnam Holdings Co., Ltd.
1,030,649	—	—	—	86,639	1,117,288	23,596
MHP SE (LSE Shares) GDR
13,444,898	—	—	—	3,831,828	17,276,726	—
MHP SE (USD Shares) GDR
180,260	—	—	—	51,374	231,634	—
Northern Dynasty Minerals, Ltd. (CAD)
1,155,855	—	(173,872)	144,895	1,052,308	2,179,186	—
Northern Dynasty Minerals, Ltd. (USD)
6,260,410	—	(7,033,989)	(178,432)	5,437,663	4,485,652	—
Novagold Resources, Inc.
19,014,738	4,544,812	—	—	12,097,587	35,657,137	—
PHA Co., Ltd.
3,402,285	9,493	—	—	431,919	3,843,697	114,896
Seabridge Gold, Inc. (CAD)
24,791,390	—	—	—	(3,021,487)	21,769,903	—
Seabridge Gold, Inc. (USD)
22,323,943	18,092,732	—	—	1,883,377	42,300,052	—
Western Copper & Gold Corp.
4,302,843	1,614,098	—	—	877,409	6,794,350	—
Yellow Cake PLC
24,025,924	4,057,299	—	—	(1,423,247)	26,659,976	—
Yoma Strategic Holdings, Ltd.
4,074,266	—	—	—	786,624	4,860,890	—
Totals:
$355,844,422	$102,174,007	$(40,763,114)	$905,336	$82,527,034	$500,687,685	$8,616,625

Amounts designated as “—” are either $0 or have been rounded to $0.

KGI-QH-001-2400

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 71.5%	Shares	Value
AUSTRALIA — 0.8%
ENERGY — 0.8%
Paladin Energy, Ltd. (AUD) *	1,222,679	$4,788,436
Paladin Energy, Ltd. (CAD) *	48,196	187,831

Total Australia		4,976,267

BRAZIL — 2.2%
MATERIALS — 1.0%
Vale SA	619,100	5,891,873

UTILITIES — 1.2%
Centrais Eletricas Brasileiras SA	1,141,960	7,678,259

Total Brazil		13,570,132

CANADA — 8.2%
ENERGY — 1.0%
MEG Energy Corp., Cl Common Subs. Receipt	314,626	6,201,239

MATERIALS — 7.2%
Barrick Gold	867,574	18,323,163
Equinox Gold Corp. *	779,620	4,748,840
Ivanhoe Mines, Ltd., Cl A *	817,729	6,379,655
Lundin Mining Corp., Cl Common Subs. Receipt	269,699	2,754,216
Novagold Resources, Inc. * (A)	1,707,790	8,863,430
Nutrien, Ltd.	50,354	2,986,999
		44,056,303

Total Canada		50,257,542

CHILE — 1.0%
MATERIALS — 1.0%
Sociedad Quimica y Minera de Chile SA ADR *	164,839	6,057,833

CHINA — 4.7%
COMMUNICATION SERVICES — 1.7%
Baidu, Inc., Cl A *	962,550	10,531,584

INDUSTRIALS — 1.1%
China Communications Services Corp., Ltd., Cl H	7,481,000	4,357,228

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
CHINA — continued
INDUSTRIALS — continued
Guangshen Railway Co., Ltd., Cl H (A)	10,554,000	$2,631,553
		6,988,781
INFORMATION TECHNOLOGY — 0.5%
PAX Global Technology, Ltd.	3,664,000	3,178,578

UTILITIES — 1.4%
CGN Power Co., Ltd., Cl H (B)	17,407,000	6,539,329
China Gas Holdings, Ltd.	1,651,200	1,734,419
		8,273,748

Total China		28,972,691

FRANCE — 1.8%
CONSUMER STAPLES — 1.4%
Carrefour SA	606,583	8,692,959

FINANCIALS — 0.4%
Amundi (B)	27,975	2,067,369

Total France		10,760,328

GERMANY — 2.6%
MATERIALS — 2.6%
BASF	60,396	2,959,975
K+S AG	877,099	13,268,564

Total Germany		16,228,539

HONG KONG — 3.1%
CONSUMER DISCRETIONARY — 0.6%
SJM Holdings, Ltd. *	8,571,000	3,390,279

CONSUMER STAPLES — 0.3%
First Pacific Co., Ltd.	2,392,000	1,882,087

FINANCIALS — 0.1%
Bank of East Asia, Ltd.	543,400	839,926

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
HONG KONG — continued
INDUSTRIALS — 2.1%
CK Hutchison Holdings, Ltd.	1,968,000	$12,809,720

Total Hong Kong		18,922,012

INDONESIA — 0.3%
ENERGY — 0.3%
United Tractors TbK PT	1,061,100	1,554,850

JAPAN — 3.0%
ENERGY — 1.0%
Inpex Corp.	419,000	5,966,040

HEALTH CARE — 0.2%
Suzuken Co., Ltd.	40,300	1,523,227

INDUSTRIALS — 1.3%
Kamigumi Co., Ltd.	118,300	3,324,641
West Japan Railway Co.	216,900	4,748,861
		8,073,502
UTILITIES — 0.5%
Electric Power Development Co., Ltd.	167,000	2,890,040

Total Japan		18,452,809

KAZAKHSTAN — 3.5%
ENERGY — 2.8%
NAC Kazatomprom JSC GDR	89,635	3,688,841
NAC Kazatomprom JSC GDR (B)	335,296	13,798,778
		17,487,619
FINANCIALS — 0.7%
Halyk Savings Bank of Kazakhstan JSC GDR	172,738	4,290,039

Total Kazakhstan		21,777,658

MALAYSIA — 0.0%
FINANCIALS — 0.0%
Hong Leong Financial Group	42,500	160,592

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
RUSSIA — 6.0%
CONSUMER STAPLES — 0.2%
Lenta International PJSC GDR *(C)	1,271,467	$1,477,572

ENERGY — 1.5%
Gazprom Neft PJSC (C)	2,817,940	5,266,699
Gazprom PJSC *(C)	8,122,810	3,681,105
		8,947,804
FINANCIALS — 2.2%
Moscow Exchange MICEX-RTS PJSC (C)	5,746,159	3,704,891
Sberbank of Russia PJSC (C)	8,292,394	9,355,170
VTB Bank PJSC *(C)	2,329,481	670,494
		13,730,555
MATERIALS — 1.5%
Polyus PJSC GDR *(C)	249,258	9,207,914

REAL ESTATE — 0.2%
LSR Group PJSC, Cl A *(C)	510,671	1,455,696

UTILITIES — 0.4%
Federal Grid - Rosseti PJSC *(C)	3,021,385,233	737,650
RusHydro PJSC *(C)	991,278,397	1,599,980
		2,337,630

Total Russia		37,157,171

SINGAPORE — 2.4%
CONSUMER STAPLES — 2.4%
Golden Agri-Resources, Ltd. (A)	76,439,700	14,963,436

SOUTH AFRICA — 7.4%
MATERIALS — 7.4%
Anglo American Platinum, Ltd.	524,297	23,546,134
Impala Platinum Holdings, Ltd. *	2,024,621	19,135,546
Sibanye Stillwater, Ltd. *	1,324,310	2,785,399

Total South Africa		45,467,079

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
SOUTH KOREA — 11.7%
COMMUNICATION SERVICES — 5.8%
KT Corp.	212,507	$8,432,258
KT Corp. ADR	211,964	4,279,553
LG Uplus Corp. (A)	2,195,382	23,109,909
		35,821,720
CONSUMER DISCRETIONARY — 0.3%
Hankook Tire & Technology, Ltd.	50,804	1,620,506

INDUSTRIALS — 3.1%
DL E&C Co., Ltd. (A)	139,646	4,715,431
GS Holdings Corp.	91,151	3,225,246
Korean Air Lines Co., Ltd.	86,861	1,470,590
LG Corp.	179,375	10,183,972
		19,595,239
MATERIALS — 0.7%
Lotte Chemical Corp.	89,237	4,248,740

UTILITIES — 1.8%
Korea Electric Power Corp.	395,881	10,934,967

Total South Korea		72,221,172

THAILAND — 0.8%
FINANCIALS — 0.5%
Kasikornbank PCL	590,300	2,918,938

MATERIALS — 0.3%
Siam Cement PCL	271,179	1,665,379

Total Thailand		4,584,317

UKRAINE — 0.7%
CONSUMER STAPLES — 0.7%
MHP SE GDR * (A)	787,575	4,087,859

UNITED KINGDOM — 6.1%
COMMUNICATION SERVICES — 1.0%
Vodafone Group PLC	5,724,317	6,206,318

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
UNITED KINGDOM — continued
ENERGY — 1.8%
Yellow Cake PLC * (A)(B)	1,683,632	$10,856,158

FINANCIALS — 1.3%
Man Group PLC	663,343	1,440,616
Schroders PLC	1,298,259	6,673,274
		8,113,890
MATERIALS — 2.0%
Glencore PLC	3,083,469	12,375,013

Total United Kingdom		37,551,379

UNITED STATES — 5.2%
ENERGY — 1.4%
Schlumberger	258,556	8,739,193

INDUSTRIALS — 0.2%
Air Lease Corp., Cl A	25,878	1,433,641

MATERIALS — 3.6%
Newmont Corp. CDI	309,079	19,064,284
Royal Gold, Inc.	18,459	2,795,062
		21,859,346

Total United States		32,032,180

TOTAL COMMON STOCK
(Cost $429,860,401)		439,755,846

PREFERRED STOCK — 1.3%
BRAZIL — 1.3%
ENERGY — 1.3%
Petroleo Brasileiro SA (D)	1,378,400	8,012,594

TOTAL PREFERRED STOCK
(Cost $6,770,342)		8,012,594

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2025
(Unaudited)

UNIT TRUST FUND — 1.3%	Shares	Value
CANADA — 1.3%
UNIT TRUST FUND — 1.3%
Sprott Physical Uranium Trust *	495,095	$7,971,687

TOTAL UNIT TRUST FUND
(Cost $6,727,908)		7,971,687

SHORT TERM INVESTMENT — 3.2%
Dreyfus Treasury Securities Cash Management - Participant Shares, 3.730%(E)	19,427,216	19,427,216

TOTAL SHORT TERM INVESTMENT
(Cost $19,427,216)		19,427,216

PURCHASED OPTION — 0.8%		Value
UNITED STATES — 0.8% *
TOTAL PURCHASED OPTIONS
(Cost $5,996,968)		5,138,500
TOTAL INVESTMENTS— 78.1%
(Cost $468,782,835)		480,305,843
Other Assets and Liabilities, Net — 21.9%		134,588,542
NET ASSETS — 100.0%		$614,894,385

A list of the exchange traded option contracts held by the Fund at July 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.8%
Put Options
August 25 Puts on SPXW*	232	$147,073,848	$6,290.00	08/29/25	$1,709,840
September 25 Puts on SPXW*	251	159,118,689	6,370.00	09/30/25	3,428,660

TOTAL PURCHASED OPTIONS
(Cost $5,996,968)		$306,192,537			$5,138,500

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2025
(Unaudited)

*	Non-income producing security.
(A)	Affiliated investment.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2025 was $33,261,634 and represents 5.4% of Net Assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Rate unavailable.
(E)	The rate reported is the 7-day effective yield as of July 31, 2025.

ADR — American Depositary Receipt

CDI — Chess Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

Ltd. — Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

SPXW — Standard & Poor's 500 Index Options Weekly

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2025
(Unaudited)

The following issuers are affiliated with the Fund; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2024 through July 31, 2025. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2024	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 7/31/2025	Dividend/ Interest Income
DL E&C Co., Ltd.
$3,972,707	$71,892	$(1,336,041)	$(869,881)	$2,876,754	$4,715,431	$66,653
Golden Agri-Resources, Ltd.
16,787,212	—	—	—	(1,823,776)	14,963,436	472,369
Guangshen Railway Co., Ltd., Cl H
2,931,024	—	—	—	(299,471)	2,631,553	102,906
LG Uplus Corp.
14,590,576	6,088,509	(5,368,681)	656,078	7,143,427	23,109,909	752,502
MHP SE GDR
3,181,207	—	—	—	906,652	4,087,859	—
Novagold Resources, Inc.
5,824,993	71,698	—	—	2,966,739	8,863,430	—
Yellow Cake PLC
10,719,681	804,769	—	—	(668,292)	10,856,158	—
Totals:
$58,007,400	$7,036,868	$(6,704,722)	$(213,803)	$11,102,033	$69,227,776	$1,394,430

Amounts designated as “—” are either $0 or rounded to $0.

KGI-QH-002-2100